Segmentation (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Segmentation [Abstract]
Chief operating decision maker segment description	The Company’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer who reviews the assets, liabilities, operating results, and financial metrics for the Company as a whole to make decisions about allocating resources and assessing financial performance.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer
Number of reportable segments	1	1